Vessels Under Construction (Tables)	9 Months Ended
Mar. 31, 2014
Vessels Under Construction.
Schedule of vessels under construction
Acquisition of two newbuilding contracts from Dorian Holdings on July 29, 2013 (refer Note 4)	17,593,130
Acquisition of one newbuilding contract from SeaDor on July 29,2013 (refer Note 3b)	7,009,675
Acquisition of thirteen newbuilding contracts from Scorpio November 26, 2013 (refer Note 3c)	119,386,040
Option exercise of three newbuilding contracts from Dorian Holdings and SeaDor on February 21, 2014 (refer Notes 3b and 4)	7,134,126
Installment payments to shipyards	169,271,536
Other capitalized expenditures	1,839,689
Capitalized interest	972,010
Vessels under construction	323,206,206